FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04985
                                   ---------

                         TEMPLETON EMERGING MARKETS FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON EMERGING MARKETS FUND

QUARTERLY STATEMENT OF INVESTMENTS

NOVEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................................   3

Notes to Statement of Investments .....................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                       Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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

TEMPLETON EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             INDUSTRY                  SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 92.8%
       Austria 0.3%
       Wienerberger AG .................................                Building Products                     23,150   $     890,080
                                                                                                                       -------------
       BRAZIL 2.7%
       Centrais Eletricas Brasileiras SA ...............                Electric Utilities                67,922,000       1,242,231
       Centrais Eletricas Brasileiras SA (Non-Taxable) .                Electric Utilities                91,072,000       1,665,624
       Companhia de Bebidas das Americas ...............                    Beverages                      2,585,000         866,946
       Embraer-Empresa Bras de Aeronautica SA ..........               Aerospace & Defense                   255,866       1,811,441
       Souza Cruz SA ...................................                     Tobacco                         229,973       3,182,154
                                                                                                                       -------------
                                                                                                                           8,768,396
                                                                                                                       -------------
       CHINA 10.6%
       Aluminum Corp. of China Ltd., H .................                 Metals & Mining                   4,146,000       2,994,042
       Anhui Conch Cement Co. Ltd., H ..................              Construction Materials               1,178,000       1,298,829
    (a)China Construction Bank, H ......................                 Commercial Banks                    200,000          65,767
(a),(b)China Construction Bank, H, 144A ................                 Commercial Banks                  7,541,000       2,479,761
       China International Marine Containers (Group),
         Co. Ltd., B ...................................                    Machinery                        357,500         277,993
       China Mobile (Hong Kong) Ltd. ...................       Wireless Telecommunication Services         2,045,500      10,049,977
       China Resources Enterprise Ltd. .................                   Distributors                    1,662,000       2,957,677
       China Travel International Investment
         Hong Kong Ltd. ................................          Hotels, Restaurants & Leisure            2,112,000         490,238
       Chongqing Changan Automobile Co. Ltd., B ........                   Automobiles                       722,800         217,177
       CITIC Pacific Ltd. ..............................             Industrial Conglomerates                450,192       1,233,665
       Denway Motors Ltd. ..............................                   Automobiles                     5,068,730       1,568,740
       GOME Electrical Appliances Holdings Ltd. ........                 Specialty Retail                    130,000          76,696
       Huadian Power International Corp. Ltd., H .......   Independent Power Producers & Energy Traders    2,922,000         800,718
       Huaneng Power International, Inc., H ............   Independent Power Producers & Energy Traders      642,000         438,785
       PetroChina Co. Ltd., H ..........................           Oil, Gas & Consumable Fuels             5,932,000       4,628,040
    (b)PetroChina Co. Ltd., H, 144A ....................           Oil, Gas & Consumable Fuels             1,856,000       1,448,018
       Shanghai Industrial Holdings Ltd. ...............             Industrial Conglomerates                970,000       1,820,017
       TCL Multimedia Technology Holdings Ltd. .........                Household Durables                 1,312,508         206,492
       Travelsky Technology Ltd., H ....................                   IT Services                     1,177,000       1,016,932
                                                                                                                       -------------
                                                                                                                          34,069,564
                                                                                                                       -------------
       CROATIA 0.8%
       Pliva d.d., GDR, Reg S ..........................                 Pharmaceuticals                     194,200       2,530,426
                                                                                                                       -------------
       CZECH REPUBLIC 0.0%(c)
       Philip Morris CR AS .............................                     Tobacco                             164         114,493
                                                                                                                       -------------
       FINLAND 0.3%
       Nokian Renkaat OYJ ..............................                 Auto Components                      66,510         866,782
                                                                                                                       -------------
       GREECE 0.0%(c)
       Coca-Cola Hellenic Bottling Co. SA ..............                    Beverages                          4,130         107,745
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 3

TEMPLETON EMERGING MARKETS FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                             INDUSTRY                  SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HONG KONG 2.2%
   Cheung Kong (Holdings) Ltd. ................................                Real Estate                   409,000   $   4,256,351
   Cheung Kong Infrastructure Holdings Ltd. ...................             Electric Utilities               254,000         822,144
   Dairy Farm International Holdings Ltd.
    (USD Traded) ..............................................          Food & Staples Retailing            214,000         749,000
   Hopewell Holdings Ltd. .....................................       Transportation Infrastructure           22,000          54,046
   MTR Corp. Ltd. .............................................                Road & Rail                   655,513       1,314,475
                                                                                                                       -------------
                                                                                                                           7,196,016
                                                                                                                       -------------
   HUNGARY 2.2%
   BorsodChem Rt ..............................................                 Chemicals                     47,907         524,208
   Gedeon Richter Ltd. ........................................              Pharmaceuticals                  11,894       2,140,217
   Magyar Telekom Ltd. ........................................   Diversified Telecommunication Services     579,274       2,610,934
   MOL Magyar Olaj-es Gazipari Rt .............................        Oil, Gas & Consumable Fuels            16,688       1,596,419
   OTP Bank ...................................................              Commercial Banks                  8,758         289,534
                                                                                                                       -------------
                                                                                                                           7,161,312
                                                                                                                       -------------
   INDIA 2.6%
   Bharat Petroleum Corp. Ltd. ................................        Oil, Gas & Consumable Fuels             4,800          45,798
   Gail India Ltd. ............................................               Gas Utilities                  295,286       1,718,695
   Hindustan Lever Ltd. .......................................             Household Products               450,033       1,784,343
   Hindustan Petroleum Corp. Ltd. .............................        Oil, Gas & Consumable Fuels           432,140       3,199,380
   Indian Oil Corp. Ltd. ......................................        Oil, Gas & Consumable Fuels             7,300          84,453
   Ranbaxy Laboratories Ltd. ..................................              Pharmaceuticals                   3,000          25,179
   Tata Tea Ltd. ..............................................               Food Products                   84,090       1,609,511
                                                                                                                       -------------
                                                                                                                           8,467,359
                                                                                                                       -------------
   INDONESIA 0.4%
   PT Astra International Tbk .................................                Automobiles                 1,102,000       1,000,319
   PT Bank Danamon Indonesia Tbk ..............................              Commercial Banks              1,034,500         402,449
                                                                                                                       -------------
                                                                                                                           1,402,768
                                                                                                                       -------------
   MALAYSIA 2.3%
   Kuala Lumpur Kepong Bhd ....................................               Food Products                  224,600         493,430
   Maxis Communications Bhd ...................................    Wireless Telecommunication Services     1,045,000       2,406,432
   Resorts World Bhd ..........................................       Hotels, Restaurants & Leisure          704,500       2,107,160
   Sime Darby Bhd .............................................          Industrial Conglomerates            801,600       1,336,707
   Tanjong PLC ................................................       Hotels, Restaurants & Leisure          149,800         574,934
   YTL Power International Bhd ................................              Water Utilities                 893,884         537,088
                                                                                                                       -------------
                                                                                                                           7,455,751
                                                                                                                       -------------
   MEXICO 4.2%
   Fomento Economico Mexicano SA de CV (Femsa),
    ADR .......................................................                 Beverages                     53,789       3,657,114
   Grupo Bimbo SA de CV, A ....................................               Food Products                  176,271         625,306
(a)Grupo Televisa SA ..........................................                   Media                       86,224         341,400
   Kimberly Clark de Mexico SA de CV, A .......................             Household Products             1,572,800       5,728,347
   Telefonos de Mexico SA de CV (Telmex), L, ADR ..............   Diversified Telecommunication Services     133,674       2,998,308
                                                                                                                       -------------
                                                                                                                          13,350,475
                                                                                                                       -------------
   PANAMA 0.3%
   Banco Latinoamericano de Exportaciones SA, E ...............              Commercial Banks                 56,000         966,560
                                                                                                                       -------------


4 | Quarterly Statement of Investments

TEMPLETON EMERGING MARKETS FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                INDUSTRY                 SHARES/RIGHTS     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   PHILIPPINES 1.0%
   San Miguel Corp., B ........................................                 Beverages                  1,862,699   $   3,052,191
                                                                                                                       -------------
   POLAND 1.7%
   Polski Koncern Naftowy Orlen SA ............................        Oil, Gas & Consumable Fuels           132,725       2,402,770
   Telekomunikacja Polska SA ..................................   Diversified Telecommunication Services     424,829       3,076,334
                                                                                                                       -------------
                                                                                                                           5,479,104
                                                                                                                       -------------
   PORTUGAL 0.2%
(a)Jeronimo Martins SGPS SA ...................................          Food & Staples Retailing             45,619         655,858
                                                                                                                       -------------
   RUSSIA 4.0%
   Lukoil Holdings, ADR .......................................        Oil, Gas & Consumable Fuels            84,156       4,801,100
   Mining and Metallurgical Co. Norilsk Nickel ................              Metals & Mining                  44,639       3,758,604
   Mobile Telesystems, ADR ....................................    Wireless Telecommunication Services        75,100       2,663,797
   Unified Energy Systems .....................................             Electric Utilities             3,508,000       1,433,018
                                                                                                                       -------------
                                                                                                                          12,656,519
                                                                                                                       -------------
   SINGAPORE 3.7%
   ComfortDelGro Corp. Ltd. ...................................                Road & Rail                 1,505,000       1,334,930
   DBS Group Holdings Ltd. ....................................              Commercial Banks                 49,000         475,194
   Fraser and Neave Ltd. ......................................          Industrial Conglomerates            387,367       3,962,775
   Keppel Corp. Ltd. ..........................................          Industrial Conglomerates            406,000       2,808,941
   Singapore Press Holdings Ltd. ..............................                   Media                      301,250         801,623
   Singapore Technologies Engineering Ltd. ....................            Aerospace & Defense               477,000         741,831
   Singapore Telecommunications Ltd. ..........................   Diversified Telecommunication Services   1,127,142       1,672,950
                                                                                                                       -------------
                                                                                                                          11,798,244
                                                                                                                       -------------
   SOUTH AFRICA 8.7%
   Anglo American PLC .........................................              Metals & Mining                 221,710       6,937,663
   Edgars Consolidated Stores Ltd. ............................              Specialty Retail                 70,000         328,399
(a)Imperial Holdings Ltd. .....................................          Air Freight & Logistics              75,200       1,437,959
   JD Group Ltd. ..............................................              Specialty Retail                  4,500          50,375
   Nampak Ltd. ................................................           Containers & Packaging             151,110         376,687
   Nedbank Group Ltd. .........................................              Commercial Banks                254,224       3,444,183
(b)Nedbank Group Ltd., 144A ...................................              Commercial Banks                 26,486         358,828
   Old Mutual PLC (GBP Traded) ................................                 Insurance                  1,731,710       4,529,783
   Remgro Ltd. ................................................       Diversified Financial Services         394,749       6,907,160
   SABMiller PLC ..............................................                 Beverages                     62,888       1,125,608
   Sappi Ltd. .................................................          Paper & Forest Products             196,710       2,106,106
(a)Steinhoff International Holdings Ltd. ......................             Household Durables                90,000         241,074
                                                                                                                       -------------
                                                                                                                          27,843,825
                                                                                                                       -------------
   SOUTH KOREA 19.6%
   CJ Corp. ...................................................               Food Products                   37,520       3,742,959
   Daewoo Shipbuilding & Marine Engineering
    Co. Ltd. ..................................................                 Machinery                    191,200       4,432,154
   Daishin Securities Co. Ltd. ................................              Capital Markets                   2,800          56,135
   Hana Financial Holdings ....................................              Commercial Banks                111,240       4,218,114
   Hite Brewery Co. Ltd. ......................................                 Beverages                     12,885       1,875,311
   Hyundai Development Co. ....................................         Construction & Engineering           103,330       4,362,269
   Kangwon Land Inc. ..........................................       Hotels, Restaurants & Leisure          215,068       4,249,537
   Korea Gas Corp. ............................................               Gas Utilities                   35,180       1,154,582


                                          Quarterly Statement of Investments | 5

TEMPLETON EMERGING MARKETS FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                INDUSTRY                 SHARES/RIGHTS     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SOUTH KOREA (CONT.)
(a)LG Card Co. Ltd. .........................................               Consumer Finance                  70,210   $   3,430,985
   LG Chem Ltd. .............................................                  Chemicals                      60,150       3,043,735
(a)LG Corp. .................................................           Industrial Conglomerates             125,000       3,397,590
   LG Electronics Inc. ......................................              Household Durables                 28,540       2,162,163
   LG Petrochemical Co. Ltd. ................................                  Chemicals                      42,920       1,131,433
(a)LG Philips LCD Co. Ltd. ..................................      Electronic Equipment & Instruments         14,680         641,675
   POSCO ....................................................               Metals & Mining                    8,650       1,730,000
   Samsung Electronics Co. Ltd. .............................   Semiconductors & Semiconductor Equipment      20,486      11,807,834
   Samsung Fine Chemicals Co. Ltd. ..........................                  Chemicals                      80,460       2,516,556
   Samsung Heavy Industries Co. Ltd. ........................                  Machinery                     102,550       1,502,419
   Shinhan Financial Group Co. Ltd. .........................               Commercial Banks                  46,340       1,786,603
   SK Corp. .................................................         Oil, Gas & Consumable Fuels             46,130       2,400,983
   SK Telecom Co. Ltd. ......................................     Wireless Telecommunication Services         17,040       3,194,487
                                                                                                                       -------------
                                                                                                                          62,837,524
                                                                                                                       -------------
   SWEDEN 0.8%
   Oriflame Cosmetics SA, SDR ...............................              Personal Products                  93,598       2,464,906
                                                                                                                       -------------
   TAIWAN 13.6%
   Acer Inc. ................................................           Computers & Peripherals              513,361       1,138,062
   BenQ Corp. ...............................................           Computers & Peripherals              842,000         761,218
   Chinatrust Financial Holding Co. Ltd. ....................               Commercial Banks               1,301,336       1,046,411
   Chunghwa Telecom Co. Ltd. ................................    Diversified Telecommunication Services    1,265,000       2,151,393
   D-Link Corp. .............................................           Communications Equipment           2,019,946       2,323,370
   Delta Electronics Inc. ...................................      Electronic Equipment & Instruments        509,179       1,025,483
   Elan Microelectronics Corp. ..............................   Semiconductors & Semiconductor Equipment         979             384
   Lite-On Technology Corp. .................................           Computers & Peripherals            2,560,098       3,227,287
   MediaTek Inc. ............................................   Semiconductors & Semiconductor Equipment     391,900       4,098,431
   Mega Financial Holding Co. Ltd. ..........................               Commercial Banks               6,421,661       4,215,260
   Premier Image Technology Corp. ...........................         Leisure Equipment & Products         1,443,160       1,791,274
   President Chain Store Corp. ..............................           Food & Staples Retailing             929,188       1,705,034
   Realtek Semiconductor Corp. ..............................   Semiconductors & Semiconductor Equipment   2,164,200       2,427,949
   Siliconware Precision Industries Co. .....................   Semiconductors & Semiconductor Equipment   1,005,561       1,066,602
   Sunplus Technology Co. Ltd. ..............................   Semiconductors & Semiconductor Equipment   1,802,614       1,812,537
   Synnex Technology International Corp. ....................      Electronic Equipment & Instruments      1,024,320       1,207,222
   Taiwan Mobile Co. Ltd. ...................................     Wireless Telecommunication Services      5,151,372       4,564,925
   Taiwan Semiconductor Manufacturing Co. Ltd. ..............   Semiconductors & Semiconductor Equipment   2,484,044       4,409,918
   Uni-President Enterprises Corp. ..........................                Food Products                 6,670,350       2,826,124
   Yang Ming Marine Transport Corp. .........................                    Marine                      128,000          80,393
   Yuanta Core Pacific Securities Co. .......................               Capital Markets                2,793,113       1,675,093
                                                                                                                       -------------
                                                                                                                          43,554,370
                                                                                                                       -------------
   THAILAND 3.4%
   Bangkok Bank Public Co. Ltd., fgn. .......................               Commercial Banks                 420,000       1,069,221
   BEC World Public Co. Ltd., fgn. ..........................                    Media                     1,397,900         447,382
   Kasikornbank Public Co. Ltd., fgn. .......................               Commercial Banks               1,756,600       2,725,722
   Land and House Public Co. Ltd., fgn. .....................              Household Durables              2,895,032         572,057
   Shin Corp. Public Co. Ltd., fgn. .........................     Wireless Telecommunication Services      1,357,900       1,267,527
   Siam Cement Public Co. Ltd., fgn. ........................            Construction Materials              286,920       1,725,207
   Siam Commercial Bank Public Co. Ltd., fgn. ...............               Commercial Banks                 908,000       1,051,206
   Siam Makro Public Co. Ltd., fgn. .........................           Food & Staples Retailing             129,400         223,379


6 | Quarterly Statement of Investments

TEMPLETON EMERGING MARKETS FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                INDUSTRY                 SHARES/RIGHTS     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   THAILAND (CONT.)
   Thai Airways International Public Co. Ltd., fgn. ..........                  Airlines                     132,900   $     135,011
(a)TMB Bank Public Co. Ltd., fgn. ............................              Commercial Banks              16,171,500       1,552,652
(a)True Corp. Public Co. Ltd., rts., 3/28/08 .................   Diversified Telecommunication Services      246,818              --
                                                                                                                       -------------
                                                                                                                          10,769,364
                                                                                                                       -------------
   TURKEY 3.7%
   Arcelik AS, Br ............................................             Household Durables                417,921       2,680,364
   KOC Holding AS ............................................          Industrial Conglomerates             373,850       1,832,733
   Migros Turk TAS ...........................................          Food & Staples Retailing             224,485       2,184,447
(a)Petkim Petrokimya Holding AS ..............................                 Chemicals                      16,197          91,343
   Tupras-Turkiye Petrol Rafineleri AS .......................        Oil, Gas & Consumable Fuels            184,686       3,240,344
   Turkiye Is Bankasi, C .....................................              Commercial Banks                 221,726       1,912,417
                                                                                                                       -------------
                                                                                                                          11,941,648
                                                                                                                       -------------
   UNITED KINGDOM 2.6%
   HSBC Holdings PLC .........................................              Commercial Banks                 341,219       5,478,267
   Provident Financial PLC ...................................              Consumer Finance                 282,070       2,907,435
                                                                                                                       -------------
                                                                                                                           8,385,702
                                                                                                                       -------------
   UNITED STATES 0.3%
   Avon Products Inc. ........................................             Personal Products                  32,000         875,200
                                                                                                                       -------------
   TOTAL COMMON STOCKS (COST $208,386,415) ...................                                                           297,455,124
                                                                                                                       -------------
   PREFERRED STOCKS 5.9%
   BRAZIL 5.9%
   Banco Bradesco SA, ADR, pfd. ..............................              Commercial Banks                 117,237       7,198,352
   Cia Vale do Rio Doce, ADR, pfd., A ........................              Metals & Mining                   76,800       2,906,112
   Klabin SA, pfd. ...........................................           Containers & Packaging                  465             907
   Petroleo Brasileiro SA, ADR, pfd. .........................        Oil, Gas & Consumable Fuels             82,780       5,099,248
   Suzano Bahia Sul Papel e Celulose SA, pfd., A .............          Paper & Forest Products              118,196         681,230
   Unibanco Uniao de Bancos Brasileiros SA, GDR,pfd. .........              Commercial Banks                  26,800       1,657,312
   Usinas Siderurgicas de Minas Gerais SA, pfd., A ...........              Metals & Mining                   52,158       1,223,766
   Votorantim Celulose E Papel SA, ADR, pfd. .................          Paper & Forest Products               11,000         135,630
                                                                                                                       -------------
   TOTAL PREFERRED STOCKS (COST $7,438,874) ..................                                                            18,902,557
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 7

TEMPLETON EMERGING MARKETS FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (COST $6,022,756) 1.9%
   UNITED STATES 1.9%
(d)Franklin Institutional Fiduciary Trust Money Market Portfolio                                         6,022,756    $   6,022,756
                                                                                                                      -------------
   TOTAL INVESTMENTS
     (COST $221,848,045) 100.0%                                                                                         320,587,495
   OTHER ASSETS, LESS LIABILITIES 0.0%C ..........................                                                         (133,882)
                                                                                                                      -------------
   NET ASSETS 100.0%..............................................                                                    $ 320,453,613
                                                                                                                      =============

CURRENCY ABBREVIATIONS

GBP - British Pound

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2005, the aggregate value of these securities was $4,286,607, representing 1.34% of net assets.

(c)   Rounds to less than 0.05% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

TEMPLETON EMERGING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company.

1. INCOME TAXES

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................     $ 226,403,317
                                                               =============

Unrealized appreciation ..................................     $  97,479,129
Unrealized depreciation ..................................        (3,294,951)
                                                               -------------
Net unrealized appreciation (depreciation) ...............     $  94,184,178
                                                               =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                          Quarterly Statement of Investments | 9






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 23, 2006